Exhibit 99.41

Valuation Report
Run Date - 06/09/2026 3:34:53 PM

LOAN INFORMATION						Origination Values												AVM Values						Desk Review Values						Desk Top Review Values					BPO Values					Field Review Values					2055 Values					Updated Values					Updated Multi Property Values
Evolve Loan ID	Customer Loan ID	Seller Loan ID	Note Date	Original Loan Amount	Sales Price	Appraised Value	Value for LTV	Appraisal Date	Appraisal Type	Appraisal Company	Appraiser Name	Appraiser State License Number	Second Appraisal Value	Variance Amount	Variance Percent	Second Appraisal Date	Second Appraisal Type	Appraised Value	Variance Amount	Variance Percent	Company	Confidence Score	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Risk Score	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Aggregate Appraised Value	Aggregate Variance Amount	Aggregate Variance Percent	Is Eligible for Rep and Warrant Relief per Loan Collateral Advisor?	Collateral Underwriter Risk Score
1685194	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	XXXXXXXX	XXXXXX		XXXXXX	XXXXXX	XXXXXXXX	1004	State Certified Residential Appraiser	XXXX	XXXX												XXXXXX		0.00%	XXX LLC	A	XXXXXXXX																													N/A